Note 8 - Income Taxes (Details)	6 Months Ended
Dec. 31, 2015 USD ($)
Operating Losses relating to Domestic Operations	$ 371,746
Operating Losses relating to Foreign Operations	$ 306,981
Percentage change of ownership during the period	50.00%
State and Local Jurisdiction
Net Operating Loss Carryforwards	$ 4,440,311
NOL Carryforwards to Become Permanently Restricted	1,274,626
Internal Revenue Service (IRS)
Net Operating Loss Carryforwards	3,053,970
NABUfit Denmark
Net Operating Loss Carryforwards	66,016
NABUfit Global
Net Operating Loss Carryforwards	$ 1,184,880